Discountinued Operation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Discontinued Operations [Abstract]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement Balance Sheet And Additional Disclosures [Text Block]

	Three Months Ended March 31,
	2012	2011
Revenues	$726	$1,833
Expenses	(609)	(1,078)
(Loss) gain on sale of real estate	(181)	781
Impairment charge	(2,425)	-
(Loss) income from discontinued operations	$(2,489)	$1,536

	Years Ended December 31,
	2011	2010	2009
Revenues	$7,039	$10,145	$16,697
Expenses	(4,642)	(5,771)	(8,825)
Gain on deconsolidation of a subsidiary	1,008	-	-
(Loss) gain on sale of real estate	(3,391)	460	7,701
Impairment charges	(6,722)	(14,241)	(6,908)
(Loss) income from discontinued operations	$(6,708)	$(9,407)	$8,665